FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and not designated as cash flow hedges
The following table presents the fair values of the Company’s derivative instruments that were designated as cash flow hedges and qualified as part of a hedging relationship, and those that were not designated:

(in thousands of $)	June 30, 2014	December 31, 2013
Designated derivative instruments - Assets:
Interest rate swaps	646	6,565
Cross currency interest rate swaps	—	—
Non-designated derivative instruments - Assets:
Interest rate swaps	6,674	10,068
Cross currency interest rate swaps	—	—
Total derivative instruments - non-current assets	7,320	16,633

(in thousands of $)	June 30, 2014	December 31, 2013
Designated derivative instruments -short-term liabilities:
Interest rate swaps	1,987	2,279
Cross currency interest rate swaps	—	3,358
Non-designated derivative instruments -short-term liabilities:
Interest rate swaps	581	—
Cross currency interest rate swaps	—	68
Total derivative instruments - short-term liabilities	2,568	5,705
(in thousands of $)	June 30, 2014	December 31, 2013
Designated derivative instruments - long-term liabilities:
Interest rate swaps	42,691	44,006
Cross currency interest rate swaps	14,974	8,915
Non-designated derivative instruments - long-term liabilities:
Interest rate swaps	1,782	3,183
Cross currency interest rate swaps	533	386
Total derivative instruments - long-term liabilities	59,980	56,490

Schedule of interest rate swap transactions designated as hedges against specific loans
The summary includes all swap transactions, most of which are hedges against specific loans.

(in thousands of $)
Notional Principal as at June 30, 2014	Inception date	Maturity date	Fixed interest rate

$167,895 (reducing to $122,632)	March 2010	March 2015	1.96% - 2.22%
$69,713 (reducing to $69,713)	September 2012	September 2014	4.85%
$35,686 (reducing to $24,794)	March 2008	August 2018	4.05% - 4.15%
$40,002 (reducing to $23,394)	April 2011	December 2018	2.13% - 2.80%
$59,591 (reducing to $34,044)	May 2011	January 2019	0.80% - 2.58%
$100,000 (remaining at $100,000)	August 2011	August 2021	2.50% - 2.93%
$173,142 (reducing to $153,804)	April 2012	May 2019	3.67% - 3.77%
$176,333 (reducing to $79,733)	May 2012	August 2022	1.76% - 1.85%
$105,436 (equivalent to NOK600 million)	October 2012	October 2017	5.92% - 6.23%	*
$46,550 (reducing to $32,142)	February 2013	December 2017	0.81% - 0.82%
$100,000 (remaining at $100,000)	March 2013	April 2023	1.85% - 1.97%
$151,008 (equivalent to NOK900 million)	March 2014	March 2019	6.03%	*

Schedule of currency swap transactions
The Company has entered into currency swap transactions, involving the payment of U.S. dollars in exchange for Norwegian kroner, which are designated as hedges against the NOK600 million senior unsecured bonds due 2017 and NOK900 million senior unsecured bonds due 2019.

Principal Receivable	Principal Payable		Inception date	Maturity date
NOK600 million	$105.4	million	October 2012	October 2017
NOK900 million	$151.0	million	March 2014	March 2019

Schedule of carrying value and estimated fair value of financial assets and liabilities
The carrying value and estimated fair value of the Company’s financial assets and liabilities at June 30, 2014 and December 31, 2013 are as follows:

	June 30, 2014	June 30, 2014	December 31, 2013	December 31, 2013
(in thousands of $)	Carrying value	Fair value	Carrying value	Fair value
Non-derivatives:
Available for sale securities	61,889	61,889	76,925	76,925
Floating rate NOK bonds due 2014	—	—	71,854	72,032
Floating rate NOK bonds due 2017	93,231	97,152	92,483	93,752
Floating rate NOK bonds due 2019	145,388	145,387	—	—
3.75% unsecured convertible bonds due 2016	125,000	135,516	125,000	130,589
3.25% unsecured convertible bonds due 2018	350,000	398,598	350,000	359,307
Derivatives:
Interest rate/ currency swap contracts - short-term and long-term receivables	7,320	7,320	16,633	16,633
Interest rate/ currency swap contracts - short-term payables	2,568	2,568	5,705	5,705
Interest rate/ currency swap contracts - long-term payables	59,980	59,980	56,490	56,490

Schedule of financial assets and liabilities measured at fair value on a recurring basis
The above fair values of financial assets and liabilities as at June 30, 2014, were measured as follows:

		Fair value measurements using
(in thousands of $)	June 30, 2014	Quoted Prices in Active Markets for Identical Assets/Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Available for sale securities	61,889	39,811		22,078
Interest rate/ currency swap contracts - long-term receivables	7,320		7,320
Total assets	69,209	39,811	7,320	22,078
Liabilities:
Floating rate NOK bonds due 2017	97,152	97,152
Floating rate NOK bonds due 2019	145,387	145,387
3.75% unsecured convertible bonds due 2016	135,516	135,516
3.25% unsecured convertible bonds due 2018	398,598	398,598
Interest rate/ currency swap contracts – short-term payables	2,568		2,568
Interest rate/ currency swap contracts – long-term payables	59,980		59,980
Total liabilities	839,201	776,653	62,548	—